Income taxes (Details 3) (Formula 1) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Domestic	CAD 3,334	CAD 3,074
Foreign	5,139	5,031
Total net deferred income tax liability	CAD 8,473	CAD 8,105